WARRANTS - Movements in Warrants (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) shares
Disclosure Of Warrants [Abstract]
January 1, 2021 | shares	0
Warrants issued by Arrival | shares	20,112,493
Warrants exercised | shares	(17,009,291)
Warrants redeemed (in shares) | shares	(711,536)
Total | shares	2,391,666
At fair value | Level 3 | Warrants
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	$ 0
Warrants issued by Arrival	208,586
Change in fair value	(122,299)
Warrants exercised	(82,669)
Warrants redeemed	(7)
Foreign exchange difference	0
Financial liabilities, at fair value	$ 3,611